Loans (Details) - AUD ($) $ in Millions	6 Months Ended
	Mar. 31, 2025	Sep. 30, 2024	Mar. 31, 2024
Loan portfolio, disaggregated by location of booking office and product type
Loans	$ 824,808	$ 806,767	$ 784,839
Loans, percentage movement from prior period	2.00%
Loans, percentage movement from same period of prior year	5.00%
Assets pledged for covered bond programs	$ 41,845	42,228	43,779
Gross amount
Loan portfolio, disaggregated by location of booking office and product type
Loans	$ 829,386	811,335	789,421
Loans, percentage movement from prior period	2.00%
Loans, percentage movement from same period of prior year	5.00%
Provision | Provision for ECL on loans
Loan portfolio, disaggregated by location of booking office and product type
Loans	$ (4,578)	(4,568)	(4,582)
Australia | Gross amount
Loan portfolio, disaggregated by location of booking office and product type
Loans	$ 724,189	708,928	689,804
Loans, percentage movement from prior period	2.00%
Loans, percentage movement from same period of prior year	5.00%
Australia | Housing
Loan portfolio, disaggregated by location of booking office and product type
Securitised loans	$ 6,066	5,185	5,821
Australia | Housing | Gross amount
Loan portfolio, disaggregated by location of booking office and product type
Loans	$ 510,182	503,271	495,058
Loans, percentage movement from prior period	1.00%
Loans, percentage movement from same period of prior year	3.00%
Australia | Personal | Gross amount
Loan portfolio, disaggregated by location of booking office and product type
Loans	$ 9,365	10,174	10,863
Loans, percentage movement from prior period	(8.00%)
Loans, percentage movement from same period of prior year	(14.00%)
Australia | Business | Gross amount
Loan portfolio, disaggregated by location of booking office and product type
Loans	$ 204,642	195,483	183,883
Loans, percentage movement from prior period	5.00%
Loans, percentage movement from same period of prior year	11.00%
New Zealand | Gross amount
Loan portfolio, disaggregated by location of booking office and product type
Loans	$ 94,672	94,597	93,368
Loans, percentage movement from same period of prior year	1.00%
New Zealand | Housing | Gross amount
Loan portfolio, disaggregated by location of booking office and product type
Loans	$ 63,191	62,484	61,859
Loans, percentage movement from prior period	1.00%
Loans, percentage movement from same period of prior year	2.00%
New Zealand | Personal | Gross amount
Loan portfolio, disaggregated by location of booking office and product type
Loans	$ 1,068	1,058	1,081
Loans, percentage movement from prior period	1.00%
Loans, percentage movement from same period of prior year	(1.00%)
New Zealand | Business | Gross amount
Loan portfolio, disaggregated by location of booking office and product type
Loans	$ 30,413	31,055	30,428
Loans, percentage movement from prior period	(2.00%)
Other overseas | Gross amount
Loan portfolio, disaggregated by location of booking office and product type
Loans	$ 10,525	$ 7,810	$ 6,249
Loans, percentage movement from prior period	35.00%
Loans, percentage movement from same period of prior year	68.00%